Property, plant and equipment, net (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Depreciation charge | $	$ 61		$ 55		$ 56
ZHEJIANG TIANLAN
Depreciation charge		¥ 12,647		¥ 14,144		¥ 8,473
ZHEJIANG JIAHUAN
Depreciation charge		¥ 2,093		¥ 2,211		¥ 2,296